THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 97.5%

	Shares	Value

COMMUNICATION SERVICES — 2.1%
QuinStreet*	41,754	$448,856
Thryv Holdings*	22,000	535,480

		984,336

CONSUMER DISCRETIONARY — 14.5%
Chuy’s Holdings*	23,800	529,074
Clarus	32,405	668,191
Designer Brands, Cl A	35,100	506,493
Duluth Holdings, Cl B*	56,700	546,588
Funko, Cl A*	34,300	899,003
Green Brick Partners*	30,000	804,000
Holley*	56,600	452,234
Johnson Outdoors, Cl A	6,224	418,937
Unifi*	23,800	324,394
XPEL*	8,868	543,520
Xponential Fitness, Cl A*	32,400	480,816
Zumiez*	20,354	529,204

		6,702,454

CONSUMER STAPLES — 2.2%
elf Beauty*	17,892	599,919
Nature’s Sunshine Products*	41,500	433,675

		1,033,594

ENERGY — 2.9%
Clean Energy Fuels*	80,500	521,640
DMC Global*	16,000	364,160
National Energy Services Reunited*	61,182	431,333

		1,317,133

FINANCIALS — 5.4%
Federal Agricultural Mortgage, Cl C	5,800	639,682
Guaranty Bancshares	14,393	537,866
QCR Holdings	15,700	930,853
Trico Bancshares	7,500	358,500

		2,466,901

HEALTH CARE — 20.7%
Accuray*	125,711	263,993

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Bioventus, Cl A*	48,300	$410,067
Cerus*	101,497	548,084
Cutera*	14,700	682,374
DocGo*	82,700	639,271
iRadimed*	13,438	567,756
Lantheus Holdings*	10,715	822,055
LeMaitre Vascular	15,204	765,521
Mesa Laboratories	2,704	576,628
OptimizeRx*	15,100	339,297
Pennant Group*	37,800	504,252
Simulations Plus	12,400	795,460
Surmodics*	15,500	539,400
U.S. Physical Therapy	4,528	587,644
UFP Technologies*	11,239	904,964
Utah Medical Products	6,860	626,592

		9,573,358

INDUSTRIALS — 25.1%
Air Transport Services Group*	23,528	737,367
Alamo Group	4,600	595,286
Allied Motion Technologies	21,327	574,549
CBIZ*	18,151	828,049
Construction Partners, Cl A*	24,721	587,865
CRA International	6,096	603,565
Douglas Dynamics	18,000	573,480
Ducommun*	12,300	582,282
Energy Recovery*	41,671	926,346
Exponent	6,706	673,886
Huron Consulting Group*	12,672	850,291
Infrastructure and Energy Alternatives*	51,200	722,944
Montrose Environmental Group*	12,547	503,385
MYR Group*	5,966	568,142
Radiant Logistics*	80,875	586,344
Shyft Group	17,677	458,542
Sterling Infrastructure*	33,491	861,054
Vicor*	4,960	361,882

		11,595,259

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 20.6%
A10 Networks	64,500	$961,695
Absolute Software	72,100	666,925
ADTRAN Holdings	43,079	1,037,773
Axcelis Technologies*	13,141	924,207
Cambium Networks*	12,500	235,625
CoreCard*	20,800	495,456
Harmonic*	79,577	868,981
Luna Innovations*	93,400	604,298
MagnaChip Semiconductor*	43,627	665,748
Model N*	15,633	392,701
nLight*	51,300	628,938
Perficient*	8,249	870,434
Silicon Motion Technology ADR	6,607	563,643
Vishay Precision Group*	19,400	604,892

		9,521,316

MATERIALS — 3.9%
American Vanguard	30,500	714,005
Haynes International	16,113	622,929
Mativ	20,300	443,555

		1,780,489

TOTAL COMMON STOCK (Cost $36,539,776)		44,974,840

SHORT-TERM INVESTMENT(A) — 2.7%

First American Government Obligations Fund, Cl X , 1.368% (Cost $1,242,984)	1,242,984	1,242,984

TOTAL INVESTMENTS— 100.2% (Cost $37,782,760)		$46,217,824

Percentages are based on Net Assets of $46,150,364.

*	Non-income producing security
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31,2022.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2022 (Unaudited)

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-2400

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.5%

	Shares	Value

COMMUNICATION SERVICES — 1.1%
PubMatic, Cl A*	10,500	$174,195

CONSUMER DISCRETIONARY — 14.5%
Bowlero*	25,100	287,144
Callaway Golf*	10,700	245,565
Chuy’s Holdings*	9,600	213,408
Five Below*	1,500	190,605
Monro	5,500	275,825
Papa John’s International	3,300	316,437
PowerSchool Holdings, Cl A*	10,600	152,746
Skyline Champion*	3,200	202,560
Travel + Leisure	3,600	155,196
Vivid Seats	26,363	220,395

		2,259,881

CONSUMER STAPLES — 1.4%
Primo Water	16,600	219,452

ENERGY — 3.6%
Clean Energy Fuels*	27,300	176,904
Denbury*	5,400	388,314

		565,218

FINANCIALS — 4.3%
Nicolet Bankshares*	4,300	343,914
Umpqua Holdings	18,100	318,741

		662,655

HEALTH CARE — 24.1%
Azenta	3,600	245,736
Bioventus, Cl A*	24,200	205,458
Certara*	6,600	151,734
Covetrus*	11,700	243,009
Encompass Health	4,100	207,542
Enhabit*	2,050	35,895
Ensign Group	3,500	278,915
Haemonetics*	5,200	361,348

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Harmony Biosciences Holdings*	7,100	$360,183
ModivCare*	2,200	219,560
Omnicell*	2,800	308,336
OptimizeRx*	5,200	116,844
Pacira BioSciences*	4,400	248,864
R1 RCM*	15,500	387,500
STAAR Surgical*	4,600	371,220

		3,742,144

INDUSTRIALS — 22.0%
Albany International, Cl A	4,100	374,207
API Group*	12,800	226,688
Arcosa	5,800	299,048
Construction Partners, Cl A*	6,300	149,814
GATX	3,000	300,750
Griffon	12,900	387,129
Hub Group, Cl A*	3,500	267,400
ICF International	4,400	415,140
Matson	2,300	210,841
Primoris Services	8,368	195,477
Tetra Tech	2,400	367,848
Vicor*	3,098	226,030

		3,420,372

INFORMATION TECHNOLOGY — 20.9%
A10 Networks	22,700	338,457
Axcelis Technologies*	5,100	358,683
Fabrinet*	3,200	307,392
Infinera*	37,100	243,005
Model N*	11,013	276,647
Power Integrations	3,700	314,537
Progress Software	9,500	446,120
Rambus*	9,700	245,216
Viavi Solutions*	21,100	312,280
WNS Holdings ADR*	4,689	406,583

		3,248,920

MATERIALS — 5.5%
Materion	4,100	335,954

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Mativ	10,500	$229,425
Osisko Gold Royalties	28,100	293,645

		859,024

TOTAL COMMON STOCK
(Cost $13,637,606)		15,151,861

SHORT-TERM INVESTMENT(A) — 1.5%

First American Government Obligations
Fund, Cl X , 1.368%
(Cost $224,809)	224,809	224,809

TOTAL INVESTMENTS— 98.9%
(Cost $13,862,415)		$15,376,670

Percentages are based on Net Assets of $15,543,567.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3800

3